Exhibit 99.1

Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	October 2018
Distribution Date	11/15/18
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 16, 2018
Closing Date:	April 18, 2018

		Dollars	Units	WAC	WARM
Original Pool Balance:		$980,222,708.55	55,346	3.59%	54.76
Original Adj. Pool Balance:		$924,082,694.76

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$202,000,000.00	20.608%	2.23000%		April 15, 2019
Class A-2-A Notes	Fixed	$200,000,000.00	20.404%	2.55000%		April 15, 2021
Class A-2-B Notes	Floating	$150,000,000.00	15.303%	LIBOR + 0.12%		April 15, 2021
Class A-3 Notes	Fixed	$230,000,000.00	23.464%	2.79000%		July 15, 2022
Class A-4 Notes	Fixed	$74,600,000.00	7.611%	2.94000%		June 17, 2024
Class B Notes	Fixed	$16,600,000.00	1.693%	3.14000%		June 17, 2024
Class C Notes	Fixed	$27,750,000.00	2.831%	3.29000%		December 16, 2024
Total Securities		$900,950,000.00	91.913%

Overcollateralization		$23,132,694.76	2.360%
YSOA		$56,140,013.79	5.727%
Total Original Pool Balance		$980,222,708.55	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$16,007,934.54	0.0792472	$-	-	$16,007,934.54
Class A-2-A Notes	$200,000,000.00	1.0000000	$195,000,539.89	0.9750027	$4,999,460.11
Class A-2-B Notes	$150,000,000.00	1.0000000	$146,250,404.91	0.9750027	$3,749,595.09
Class A-3 Notes	$230,000,000.00	1.0000000	$230,000,000.00	1.0000000	$-
Class A-4 Notes	$74,600,000.00	1.0000000	$74,600,000.00	1.0000000	$-
Class B Notes	$16,600,000.00	1.0000000	$16,600,000.00	1.0000000	$-
Class C Notes	$27,750,000.00	1.0000000	$27,750,000.00	1.0000000	$-
Total Securities	$714,957,934.54	0.7935601	$690,200,944.80	0.7660813	$24,756,989.74

Weighted Avg. Coupon (WAC)	3.52%		3.51%
Weighted Avg. Remaining Maturity (WARM)	48.91		48.02
Pool Receivables Balance	$790,316,686.33		$763,797,006.85
Remaining Number of Receivables	50,318		49,616

Adjusted Pool Balance	$746,376,746.16		$721,619,756.42

III. COLLECTIONS

Principal:
Principal Collections	$25,538,068.03
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$491,367.80
Total Principal Collections	$26,029,435.83

Interest:
Interest Collections	$2,274,618.04
Late Fees & Other Charges	$53,430.76
Interest on Repurchase Principal	$-
Total Interest Collections	$2,328,048.80

Collection Account Interest	$31,668.27
Reserve Account Interest	$2,885.98
Servicer Advances	$-

Total Collections	$28,392,038.88

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Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	October 2018
Distribution Date	11/15/18
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$28,392,038.88
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$28,392,038.88

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$658,597.24	$-	$658,597.24	658,597.24
	Collection Account Interest					$31,668.27
	Late Fees & Other Charges					$53,430.76
Total due to Servicer						$743,696.27

2.	Class A Noteholders Interest:
	Class A-1 Notes		$30,739.68		$30,739.68
	Class A-2-A Notes		$425,000.00		$425,000.00
	Class A-2-B Notes		$309,935.42		$309,935.42
	Class A-3 Notes		$534,750.00		$534,750.00
	Class A-4 Notes		$182,770.00		$182,770.00

	Total Class A interest:		$1,483,195.10		$1,483,195.10	1,483,195.10

3.	First Priority Principal Distribution:		$0.00		$0.00	0.00

4.	Class B Noteholders Interest:		$43,436.67		$43,436.67	43,436.67

5.	Second Priority Principal Distribution:		$0.00		$-	0.00

6.	Class C Noteholders Interest:		$76,081.25		$76,081.25	76,081.25

	Available Funds Remaining:					$26,045,629.59

7.	Regular Principal Distribution Amount:					24,756,989.74

			Distributable Amount		Paid Amount
	Class A-1 Notes				$16,007,934.54
	Class A-2-A Notes				$4,999,460.11
	Class A-2-B Notes				$3,749,595.09
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$24,756,989.74		$24,756,989.74
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$24,756,989.74		$24,756,989.74

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,288,639.85

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$43,939,940.17
Beginning Period Amount	$43,939,940.17
Current Period Amortization	$1,762,689.74
Ending Period Required Amount	$42,177,250.43
Ending Period Amount	$42,177,250.43
Next Distribution Date Required Amount	$40,450,309.81

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Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	October 2018
Distribution Date	11/15/18
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,310,206.74
Beginning Period Amount	$2,310,206.74
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,310,206.74
Ending Period Amount	$2,310,206.74

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$31,418,811.62	$31,418,811.62	$31,418,811.62
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.21%	4.35%	4.35%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.85%	49,045	98.68%	$753,690,639.10
30 - 60 Days	0.88%	438	1.01%	$7,727,084.75
61 - 90 Days	0.22%	111	0.27%	$2,028,032.46
91-120 Days	0.04%	22	0.05%	$351,250.54
121 + Days	0.00%	0	0.00%	$-
Total		49,616		$763,797,006.85

Delinquent Receivables 30+ Days Past Due
Current Period	1.15%	571	1.32%	$10,106,367.75
1st Preceding Collection Period	1.17%	587	1.31%	$10,357,153.43
2nd Preceding Collection Period	0.99%	503	1.10%	$8,947,301.09
3rd Preceding Collection Period	0.96%	497	1.05%	$8,852,938.06
Four-Month Average	1.07%		1.19%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.31%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		41		$624,833.99
Repossession Inventory		56		$569,151.39

Current Charge-Offs
Gross Principal of Charge-Offs				$981,611.45
Recoveries				$(491,367.80)
Net Loss				$490,243.65

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.74%

Average Pool Balance for Current Period				$777,056,846.59

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.76%
1st Preceding Collection Period				0.88%
2nd Preceding Collection Period				0.31%
3rd Preceding Collection Period				0.56%
Four-Month Average				0.63%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		76	410	$4,703,029.53
Recoveries		70	297	$(2,176,909.44)
Net Loss				$2,526,120.09
Cumulative Net Loss as a % of Initial Pool Balance				0.26%

Net Loss for Receivables that have experienced a Net Loss *		56	297	$2,527,394.86
Average Net Loss for Receivables that have experienced a Net Loss				$8,509.75

Principal Balance of Extensions				$2,975,593.28
Number of Extensions				163

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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